Share-based compensation - Reconciliation of outstanding share options (Details) € in Thousands								5 Months Ended	12 Months Ended
	Oct. 01, 2025 Options	Aug. 01, 2025 Options	Jul. 01, 2025 Options $ / shares	Jul. 01, 2024 Options $ / shares	Dec. 15, 2023 Options	Nov. 08, 2023 Options	Jan. 20, 2021 Options	Dec. 15, 2023 Options	Jun. 30, 2026 EUR (€) Options	Jun. 30, 2026 $ / shares	Jun. 30, 2025 EUR (€) Options	Jun. 30, 2025 $ / shares
Weighted Average Exercise Price
Proceeds from exercise of option awards | €									€ 3,479		€ 7,133
Alignment Award
Options
Options outstanding at beginning of period | Options			4,653,477	6,063,090					4,653,477		6,063,090
Granted | Options							6,478,761
forfeited | Options											(215,529)
exercised | Options									(55,574)		(1,194,084)
Options outstanding at end of period | Options									4,597,903		4,653,477
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 9.09	$ 8.57						$ 9.09		$ 8.57
Forfeited (in dollars per share)												11.58
Exercised (in dollars per share)										6.46		5.79
Weighted average Exercise price of share options outstanding at end of period										9.12		9.09
Average remaining contractual life									4 years 6 months 21 days
Share Options (LTI)
Options
Options outstanding at beginning of period | Options			6,378,249	3,309,066					6,378,249		3,309,066
Granted | Options	6,465	50,198	2,076,491	3,277,477	682,021	2,923,280		3,605,301	2,133,154		3,277,477
forfeited | Options									(72,372)		(12,997)
exercised | Options									(936,738)		(195,297)
Options outstanding at end of period | Options									7,502,293		6,378,249
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period			$ 4.55	$ 4						4.55		4
Granted (in dollars per share)										7.88		5.07
Forfeited (in dollars per share)										7.31		4.53
Exercised (in dollars per share)										4.08		4
Weighted average Exercise price of share options outstanding at end of period										5.53		$ 4.55
Average remaining contractual life									7 years 11 months 26 days
Minimum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding										5.79
Minimum | Share Options (LTI)
Weighted Average Exercise Price
Exercise prices for the share options outstanding										4
Maximum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding										11.58
Maximum | Share Options (LTI)
Weighted Average Exercise Price
Exercise prices for the share options outstanding										$ 7.97